Asset Retirement Obligations	8 Months Ended	12 Months Ended
	Sep. 14, 2021	Dec. 31, 2021
Asset Retirement Obligations [Abstract]
Asset Retirement Obligations

NOTE 14 — Asset Retirement Obligations

The Company has asset retirement obligations (“ARO”) associated with the future environmental remediation responsibility to restore the land and remove biogas plants and related facilities within one year of the expiration of certain operating lease agreements. The fair value of the ARO is measured using expected cash outflows associated with the ARO, adjusted for inflation and discounted at our credit-adjusted risk-free rate when the liability is initially recorded. Accretion expense is recognized over time as the discounted liability is accreted to its expected settlement value. ARO estimates are derived from historical costs and management’s expectations of future cost elements, and therefore, the Company has designated these liabilities as Level 3 financial liabilities. The significant inputs to this fair value measurement include cost estimates of asset removals, site clean-up, transportation and remediation costs, inflation estimates, and the Company’s credit-adjusted risk-free rate.

The following summarizes changes in the Company’s ARO liabilities for the years ended December 31, 2021 and 2020:

(in thousands)	2021	2020
Balance at beginning of period	$306	$—
Liabilities acquired(1)	3,580	—
Liabilities incurred	706	306
Accretion expense	85	—
Balance at end of period	$4,677	$306

____________

(1)      Liabilities acquired relate to asset retirement obligations assumed in the Aria Merger. See “Note 4 — Business Combinations and Reverse Recapitalization.”

Aria Energy LLC [Member]
Asset Retirement Obligations [Abstract]
Asset Retirement Obligations

NOTE 10 — Asset Retirement Obligations — Predecessor

The following table presents the activity for the AROs for the periods ended September 14, 2021 and December 31, 2020:

(in thousands)	January 1 to September 14, 2021	Year Ended December 31, 2020
Balance at beginning of period	$3,408	$6,536
Accretion expense	172	456
Revision to estimated cash flows	—	—
Transfer to liabilities classified as held for sale	—	(3,584)
Settlement of asset retirement obligation	—	—
Balance at end of period	$3,580	$3,408

Accretion expense represents the increase in asset retirement obligations over the remaining operational life of the asset and is recognized in depreciation, amortization and accretion.